ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1: ORGANIZATION AND DESCRIPTION OF BUSINESS

monday.com Ltd (“monday.com” and together with its subsidiaries collectively, “the Company”) was incorporated under the laws of Israel and commenced operations in 2012. The Company operates a cloud-based visual Work Operating System (‘Work OS’) that consists of modular building blocks that can be easily used and assembled to create software applications and work management tools and serves as a connective layer to integrate with various digital tools across an organization. By using the Company’s Work OS platform and product suite, customers can simplify and accelerate their digital transformation, enhance organizational agility, create a unifying workspace across departments, and increase operational efficiency and productivity.

monday.com has seven wholly owned subsidiaries: monday.com Inc. (the “U.S. Subsidiary”) incorporated in the United States in 2016, monday.com UK incorporated under the laws of England in 2020, monday.com PTY., incorporated in Australia in 2020, monday.com LTDA. incorporated in Brazil in 2021, monday.com K.K. incorporated in Japan in 2021, monday.com Sp.z.o.o., incorporated in Poland in 2022, and monday.com PTE., incorporated in Singapore in 2022. The subsidiaries primarily engage in providing business development, presale, and customer success services to the Company’s existing and potential customers.